SUPPLEMENTARY INFORMATION (Sundry Income, Net) (Details) (USD $) In Millions	12 Months Ended				1 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2009 TRN [Member]	Sep. 30, 2009 OPTIMAL [Member]	Dec. 31, 2009 OPTIMAL [Member]	Dec. 31, 2010 Styron [Member]
Supplementary Information [Line Items]
Total sundry income - net	$ 125	$ 891	$ 89
Net gain on sales of ownership interest in nonconsolidated affiliates	25	795	0	513	339	339
Gain on divestiture							27
Obligation Related to Past Divestiture	(47)
Loss on early extinguishment of debt	(46)	(56)	0
Gain on sales of other assets and securities	166	100	91
Foreign exchange gain (loss)	(6)	1	(17)
Dividend income	0	0	3
Other - net	$ 31	$ (6)	$ 12